Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Taxes [Abstract]
Disclosure of deferred tax rollforward

2024	At 1 January	Credited/ (expensed) to the income statement	Recognised on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	(1.1)	1.1	(4.9)	—	(4.9)
Compensation	0.1	1.6	—	—	1.7
Depreciation in excess of capital allowances	(1.8)	(0.8)	—	—	(2.6)
Lease accounting	1.8	0.4	—	—	2.2
Other short-term timing differences	6.2	(2.4)	—	—	3.8
Prepayments	—	—	—	—	—
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	0.7	(0.1)	—	11.0	11.6
Share-based payments	11.8	5.8	—	12.8	30.4
Tax losses	—	—	—	—	—
	17.7	5.6	(4.9)	23.8	42.2

2023	At 1 January	Credited/ (expensed) to the income statement	Recognised on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	0.5	0.2	(1.8)	—	(1.1)
Compensation	1.9	(1.8)	—	—	0.1
Depreciation in excess of capital allowances	(3.0)	1.2	—	—	(1.8)
Lease accounting	0.3	1.5	—	—	1.8
Other short-term timing differences	2.4	3.6	0.2	—	6.2
Prepayments	(0.2)	0.2	—	—	—
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	(0.3)	(0.1)	—	1.1	0.7
Share-based payments	4.7	5.1	(0.4)	2.4	11.8
Tax losses	1.2	(1.2)	—	—	—
	7.5	8.7	(2.0)	3.5	17.7

	2024	2023
	$m	$m
Deferred tax asset	46.7	21.4
Deferred tax liability	(4.5)	(3.7)
31 December	42.2	17.7